INVESTMENTS IN TRADING SECURITIES - Schedule of Fair Value Carrying Value of Investments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Total investments	$ 2,212,401	$ 3,497,166
Marketable Equity Securities - Level 1 [Member] | Publicly traded investments [Member]
Schedule of Investments [Line Items]
Total investments	2,212,401	2,677,169
Marketable Debt Securities - Level 2 [Member] | Corporate bonds [Member]
Schedule of Investments [Line Items]
Total investments	0	117,157
Non-Marketable Equity Securities - Level 3 [Member] | Private investments [Member]
Schedule of Investments [Line Items]
Total investments	$ 0	$ 702,840